RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related parties	$ 227,953	$ 227,704
Repayment of related party debt	249	12,821
Due to related party		227,704	$ 142,752
Spray [Member]
Related Party Transaction [Line Items]
Rent payment	$ 26,000	$ 26,000